                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-Q

                                   ----------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                   ----------

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
               (Address of principal executive offices) (Zip code)

                               101 Federal Street
                                Boston, MA 02110
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2010

                     DATE OF REPORTING PERIOD: JULY 31, 2010

ITEM 1.   SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS

July 31, 2010                                                        (Unaudited)


                                                                       Value
LSV VALUE EQUITY FUND                                 Shares           (000)
------------------------------------------------   ------------   --------------
COMMON STOCK (99.6%)
AEROSPACE & DEFENSE (3.8%)
   L-3 Communications Holdings,
      Cl 3                                              212,300   $       15,506
   Northrop Grumman                                     456,000           26,740
   Raytheon                                             180,600            8,356
   Tyco International                                   393,300           15,056
                                                                  --------------
                                                                          65,658
                                                                  --------------
AGRICULTURAL OPERATIONS (1.1%)
   Archer-Daniels-Midland                               694,100           18,991
                                                                  --------------
AGRICULTURAL PRODUCTS (0.4%)
   Corn Products International                          186,000            6,201
                                                                  --------------
AIRCRAFT (0.6%)
   Lockheed Martin                                      131,900            9,912
                                                                  --------------
APPAREL RETAIL (0.9%)
   Gap                                                  845,200           15,307
                                                                  --------------
APPAREL/TEXTILES (0.5%)
   Jones Apparel Group                                  534,900            9,329
                                                                  --------------
ASSET MANAGEMENT & CUSTODY BANKS (0.8%)
   Ameriprise Financial                                 330,800           14,023
                                                                  --------------
AUTOMOTIVE (0.5%)
   Autoliv                                              149,100            8,564
                                                                  --------------
BANKS (8.2%)
   Bank of America                                    2,691,500           37,789
   Huntington Bancshares                                432,600            2,621
   JPMorgan Chase                                     1,033,100           41,613
   Keycorp                                              527,600            4,463
   PNC Financial Services Group                         268,600           15,952
   Regions Financial                                    939,237            6,885
   SunTrust Banks                                       145,850            3,785
   Wells Fargo                                          824,600           22,866
   Zions Bancorporation                                 227,300            5,044
                                                                  --------------
                                                                         141,018
                                                                  --------------
BIOTECHNOLOGY (2.5%)
   Amgen *                                              330,900           18,044
   Biogen Idec *                                        252,800           14,127
   Cephalon *                                           200,800           11,395
                                                                  --------------
                                                                          43,566
                                                                  --------------
BROADCASTING, NEWSPAPERS & ADVERTISING (0.1%)
   Sinclair Broadcast Group,
      Cl A *                                            138,319              835
                                                                  --------------
CABLE & SATELLITE (0.5%)
   Time Warner Cable, Cl A                              140,833            8,051
                                                                  --------------
CHEMICALS (3.3%)
   Ashland                                              242,800           12,346
   Eastman Chemical                                     334,700           20,966
   Lubrizol                                             239,700           22,410
                                                                  --------------
                                                                          55,722
                                                                  --------------

                                                                       Value
                                                      Shares           (000)
                                                   ------------   --------------
COMMERCIAL PRINTING (0.7%)
   RR Donnelley & Sons                                  745,700   $       12,580
                                                                  --------------
COMPUTER & ELECTRONICS RETAIL (0.6%)
   RadioShack                                           446,100            9,609
                                                                  --------------
COMPUTERS & SERVICES (3.8%)
   Computer Sciences                                    394,500           17,883
   Hewlett-Packard                                      192,700            8,872
   NCR *                                                614,700            8,421
   Seagate Technology *                               1,139,300           14,298
   United Online                                        344,600            2,178
   Western Digital *                                    479,800           12,662
                                                                  --------------
                                                                          64,314
                                                                  --------------
CONSTRUCTION & ENGINEERING (1.0%)
   EMCOR Group *                                        418,200           10,877
   Tutor Perini *                                       289,600            5,584
                                                                  --------------
                                                                          16,461
                                                                  --------------
CONSUMER PRODUCTS (0.6%)
   Hasbro                                               246,100           10,373
                                                                  --------------
DIVERSIFIED MANUFACTURING (0.0%)
   Tredegar                                               7,317              126
                                                                  --------------
DRUG RETAIL (0.7%)
   CVS Caremark                                         391,500           12,015
                                                                  --------------
ELECTRICAL SERVICES (4.9%)
   Alliant Energy                                       304,500           10,524
   American Electric Power                              422,700           15,209
   CMS Energy                                           538,800            8,578
   Exelon                                               137,100            5,735
   OGE Energy                                           240,800            9,545
   Pinnacle West Capital                                309,700           11,796
   Sempra Energy                                        238,700           11,875
   Xcel Energy                                          516,400           11,356
                                                                  --------------
                                                                          84,618
                                                                  --------------
FINANCIAL SERVICES (4.5%)
   Advance America Cash
      Advance Centers                                   622,300            2,452
   Citigroup *                                        8,318,200           34,105
   Goldman Sachs Group                                  139,600           21,054
   Morgan Stanley                                       740,500           19,986
                                                                  --------------
                                                                          77,597
                                                                  --------------
FOOD, BEVERAGE & TOBACCO (2.8%)
   ConAgra Foods                                        551,700           12,954
   Del Monte Foods                                      976,400           13,552
   Sara Lee                                             466,100            6,894
   Supervalu                                            694,800            7,837
   Tyson Foods, Cl A                                    402,000            7,039
                                                                  --------------
                                                                          48,276
                                                                  --------------
GAS/NATURAL GAS (0.4%)
   Atmos Energy                                         261,147            7,573
                                                                  --------------
GENERAL MERCHANDISE STORES (0.7%)
   Family Dollar Stores                                 303,128           12,534
                                                                  --------------

SCHEDULE OF INVESTMENTS

July 31, 2010                                                        (Unaudited)

                                                                       Value
LSV VALUE EQUITY FUND                                 Shares           (000)
------------------------------------------------   ------------   --------------
HEALTH CARE EQUIPMENT (0.6%)
   Baxter International                                 249,900   $       10,938
                                                                  --------------
HEALTH CARE FACILITIES (0.3%)
   Universal Health Services, Cl B                      142,500            5,126
                                                                  --------------
HOTELS & LODGING (0.6%)
   Wyndham Worldwide                                    397,600           10,151
                                                                  --------------
HOUSEHOLD PRODUCTS, FURNITURE & FIXTURES (1.4%)
   Whirlpool                                            284,500           23,699
                                                                  --------------
INDEPENDENT POWER PRODUCERS & ENERGY
   TRADERS (0.7%)
   Constellation Energy Group                           221,100            6,987
   Mirant *                                             382,800            4,199
                                                                  --------------
                                                                          11,186
                                                                  --------------
INSURANCE (10.1%)
   Aetna                                                306,600            8,539
   Allstate                                             750,200           21,186
   American Financial Group                             592,100           17,449
   Chubb                                                563,200           29,641
   CIGNA                                                391,900           12,055
   Coventry Health Care *                               577,550           11,453
   Genworth Financial, Cl A *                           567,200            7,702
   Hartford Financial Services
       Group                                            363,400            8,507
   Lincoln National                                     195,031            5,079
   Loews                                                214,800            7,980
   MetLife                                              201,400            8,471
   Prudential Financial                                 176,400           10,106
   Stancorp Financial Group                             156,600            5,902
   Travelers                                            359,204           18,122
                                                                  --------------
                                                                         172,192
                                                                  --------------
LEASING & RENTING (0.4%)
   Ryder System                                         165,100            7,210
                                                                  --------------
MACHINERY (0.8%)
   Crane                                                368,000           13,079
                                                                  --------------
MULTIMEDIA (0.5%)
   Time Warner                                          252,000            7,928
                                                                  --------------
OFFICE ELECTRONICS (0.6%)
   Xerox                                              1,137,200           11,076
                                                                  --------------
OIL & GAS EQUIPMENT & SERVICES (0.9%)
   Helix Energy Solutions Group *                       834,500            7,836
   Tidewater                                            166,921            6,840
                                                                  --------------
                                                                          14,676
                                                                  --------------
OIL & GAS STORAGE & TRANSPORTATION (0.6%)
   Southern Union                                       472,965           10,675
                                                                  --------------
PETROLEUM & FUEL PRODUCTS (13.3%)
   Atwood Oceanics *                                    257,600            7,007
   Chevron                                              911,200           69,442
   ConocoPhillips                                       835,200           46,120
   Diamond Offshore Drilling                             92,500            5,503
   Exxon Mobil                                          506,100           30,204

                                                                       Value
                                                      Shares           (000)
                                                   ------------   --------------
PETROLEUM & FUEL PRODUCTS (CONTINUED)
   Marathon Oil                                         723,000   $       24,184
   Noble                                                473,500           15,389
   Stone Energy *                                       371,200            4,365
   Sunoco                                               186,000            6,635
   Tesoro                                               223,000            2,879
   Transocean *                                         172,400            7,967
   Valero Energy                                        460,400            7,822
                                                                  --------------
                                                                         227,517
                                                                  --------------
PHARMACEUTICALS (8.8%)
   Abbott Laboratories                                  168,400            8,265
   Bristol-Myers Squibb                                 300,400            7,486
   Eli Lilly                                            644,100           22,930
   Endo Pharmaceuticals
      Holdings *                                        246,800            5,926
   Forest Laboratories *                                554,700           15,393
   King Pharmaceuticals *                               947,600            8,301
   Merck                                                657,400           22,654
   Mylan Laboratories *                                 381,100            6,631
   Pfizer                                             3,513,738           52,706
                                                                  --------------
                                                                         150,292
                                                                  --------------
PRINTING & PUBLISHING (2.3%)
   American Greetings, Cl A                             310,900            6,370
   Gannett                                              900,200           11,865
   Lexmark International, Cl A *                        299,400           11,003
   Newell Rubbermaid                                    606,800            9,405
                                                                  --------------
                                                                          38,643
                                                                  --------------
REINSURANCE (0.7%)
   Everest Re Group                                     161,700           12,551
                                                                  --------------
RETAIL (2.9%)
   BJ's Wholesale Club *                                266,224           12,127
   Kroger                                               531,400           11,255
   PetSmart                                             419,200           13,016
   Safeway                                              670,100           13,764
                                                                  --------------
                                                                          50,162
                                                                  --------------
SEMI-CONDUCTORS/INSTRUMENTS (1.8%)
   Intel                                                600,700           12,374
   Micron Technology *                                1,204,800            8,771
   Sanmina-SCI *                                        122,223            1,536
   Vishay Intertechnology *                             874,800            7,427
   Vishay Precision Group *                              62,485              791
                                                                  --------------
                                                                          30,899
                                                                  --------------
STEEL & STEEL WORKS (0.4%)
   Reliance Steel & Aluminum                            181,400            7,125
                                                                  --------------
TECHNOLOGY DISTRIBUTORS (0.4%)
   Insight Enterprises *                                452,500            6,593
                                                                  --------------
TELEPHONES & TELECOMMUNICATIONS (7.6%)
   Arris Group *                                        549,400            5,120
   AT&T                                               1,986,900           51,540
   CenturyLink                                          249,700            8,894
   Corning                                              597,000           10,818
   Frontier Communications                              289,487            2,212
   Harris                                               355,100           15,813

SCHEDULE OF INVESTMENTS

July 31, 2010                                                        (Unaudited)

                                                    Shares/Face        Value
LSV VALUE EQUITY FUND                              Amount (000)        (000)
------------------------------------------------   ------------   --------------
TELEPHONES & TELECOMMUNICATIONS (CONTINUED)
   Verizon Communications                             1,206,000   $       35,046
                                                                  --------------
                                                                         129,443
                                                                  --------------
TOTAL COMMON STOCK
   (Cost $1,998,588)                                                   1,704,414
                                                                  --------------
WARRANTS (0.0%)
   Washington Mutual (A)*                                25,900               11
                                                                  --------------
TOTAL WARRANTS
   (Cost $0)                                                                  11
                                                                  --------------
REPURCHASE AGREEMENT (0.2%)
   Morgan Stanley
      0.090%, dated 07/30/10,
      to be repurchased on 08/02/10
      repurchase price $2,779,741
      (collateralized by U.S. Treasury
      Bonds, par value
      $717,063-$1,625,974,
      4.500%-10.625%,
      08/15/15-08/15/39; with total
      market value $2,835,121)                     $      2,780            2,780
                                                                  --------------
TOTAL REPURCHASE AGREEMENT
   (Cost $2,780)                                                           2,780
                                                                  --------------
TOTAL INVESTMENTS (99.8%)
   (Cost $2,001,368) +                                            $    1,707,205
                                                                  ==============

PERCENTAGES ARE BASED ON NET ASSETS OF $1,711,409 (000).

*    NON-INCOME PRODUCING SECURITY.

(A) THIS WARRANT REPRESENTS A POTENTIAL DISTRIBUTION SETTLEMENT IN A LEGAL CLAIM AND DOES NOT HAVE A STRIKE PRICE OR EXPIRATION DATE.

CL   CLASS

+ AT JULY 31, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $2,040,466 (000), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $185,041 (000) AND $(518,302) (000), RESPECTIVELY.

THE SUMMARY OF INPUTS USED TO VALUE THE FUND'S NET ASSETS AS OF JULY 31, 2010 WAS AS FOLLOWS (000):

Investments in  Securities          Level 1    Level 2   Level 3      Total
--------------------------        ----------   -------   -------   ----------
   Common Stock                   $1,704,414    $   --     $--     $1,704,414
   Warrant                                11        --      --             11
   Repurchase
      Agreement                           --     2,780      --          2,780
                                  ----------    ------     ---     ----------
Total Investments in Securities   $1,704,425    $2,780     $--     $1,707,205
                                  ==========    ======     ===     ==========

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

LSV-QH-001-1400

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)                /s/: Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: September 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                /s/: Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: September 27, 2010


By (Signature and Title)                /s/: Michael Lawson
                                        ----------------------------------------
                                        Michael Lawson
                                        Treasurer, Controller & CFO

Date: September 27, 2010